Shareholder Report, Holdings (Details) - C000229231 [Member]	Jul. 31, 2025
SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%